Summary of Significant Accounting Policies (Details Narrative) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 20,000	$ 16,155	$ 27,000	$ 25,280	$ 36,355	$ 628,915
Advertising cost					17,972	23,467
Research and development	610,725	608,688	1,416,578	1,474,732	2,883,563	2,105,059
Cost of Sales [Member]
Deferred revenue recognized					102	54
Stem Pearls Skincare Products [Member]
Deferred revenue recognized					355	425
Research and Development Agreements [Member]
Revenues					0	609,490
Sublicense Agreement [Member]
Deferred revenue recognized	$ 20,000	$ 16,000	$ 27,000	$ 25,000	$ 36,000	$ 19,000
Minimum [Member]
Property plant and equipment estimated useful lives					3 years
Intangible Asset, Useful Life					10 years
Maximum [Member]
Property plant and equipment estimated useful lives					5 years
Intangible Asset, Useful Life					17 years 8 months 12 days